Business combination (Details) ¥ in Thousands, $ in Thousands	Oct. 30, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
The allocation of the purchase price as of the date of acquisition
Net assets acquired (i)	¥ 16,408
Goodwill	31,188	¥ 31,188	$ 4,780
Deferred tax liabilities	(1,953)
Noncontrolling interests (iii)	(23,453)
Total	30,000
Non-competed agreements
The allocation of the purchase price as of the date of acquisition
Identifiable and amortizable intangible assets (note 8)	6,740
Trademarks
The allocation of the purchase price as of the date of acquisition
Identifiable and amortizable intangible assets (note 8)	1,070
Yuancui
Business Acquisition [Line Items]
Cash consideration for subscription of newly issued ordinary shares	20,000
Cash consideration for acquisition of equity interest from the shareholders	¥ 10,000
Equity interest held (in percent)	51.00%